Restructuring (Tables)	3 Months Ended
Mar. 31, 2022
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Restructuring charges	$4,207	$—
Net charge	$4,207	$—

Summary of Details of Movement in Restructuring Charges

	Three Months Ended	Year ended
	March 31, 2022	December 31, 2021
	(in thousands)

Opening provision	$28,353	$10,748
Additional provisions	4,153	26,674
Release provision	(200)	—
Utilization	(3,082)	(9,069)
Ending provision	$29,224	$28,353